18 Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Trade and other payables
18	Trade and other payables

Current	2020 £’000	2019 £’000	2018 £’000
Trade payables	337	725	286
Other payables	26	13	–
Accruals	768	1,765	1,025
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,131	2,503	1,311
Tax and social security	31	86	347
Deferred revenue and government grants	68	1,905	445
Total trade and other payables	1,230	4,494	2,103

Book values approximate to fair value at 31 December 2020, 2019 and 2018.

All current trade and other payables are payable within 3 months of the period end date shown above.

Government grants

The Group received development grant funding from the European Union under the Horizon 2020 ‘Nanofacturing’ project, a European Union funded programme to develop a scalable manufacturing platform for the production of nanopharmaceutical products. Midatech participated in this programme, along with seven other entities, through two Group companies, Midatech Pharma España SL (‘MPE’), which acted as project coordinator, and Midatech Limited (‘MTL’). The project commenced in February 2015 and completed in January 2019. During the year £nil (2019: £124k, 2018: £1,610k) revenue was recognised in relation to this project and the deferred revenue balance as at 31 December 2020 was £nil (2019: £nil, 2018: £124k).